Consolidated Statement of Stockholders' Equity (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock [Member]
Acquisition of treasury stock, shares (in shares)	20,558,750	69,838,000	83,468,900